Credit Risk - Disclosure of measurement uncertainty - Scenario weighting (Details)	Jun. 30, 2025	Dec. 31, 2024
Upside 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	15.50%	17.40%
Upside 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	26.40%	26.80%
Baseline
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	34.40%	32.50%
Downside 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	15.20%	14.70%
Downside 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Scenario probability weighting	8.50%	8.60%